Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 27,965,517	$ 1,982,416
Amounts receivable	1,125,007	810,791
Inventory	3,253,950	1,233,619
Notes receivable	1,639,990
Conversion feature on convertible note	81,781
Prepaids	5,141,493	335,022
Total current assets	39,207,738	4,361,848
Non-current Assets
Goodwill	17,675,063	2,166,563
Equipment	303,434	153,870
Intellectual property	2,506,275	273,867
Investment	301,428
Right of use asset	246,905	144,419
TOTAL ASSETS	60,240,843	7,100,567
Current Liabilities
Trade payables and accrued liabilities	1,441,968	1,857,177
Customer deposits	70,241	385,449
Deferred income	189,575
Loans	6,745	62,978
Derivative liability	16,890,998	748,634
Lease liability	98,114	93,239
Total current liabilities	18,697,641	3,147,477
Non-current Liabilities
Deferred income	1,342	5,062
Loans	87,004	34,938
Lease liability	165,181	64,885
TOTAL LIABILITIES	18,951,168	3,252,362
SHAREHOLDERS’ EQUITY
Share capital	98,524,688	36,943,304
Equity reserve	7,918,696	3,024,007
Accumulated deficit	(65,109,113)	(36,119,210)
Unrealized gain on investments available for sale	(198,572)
Accumulated other comprehensive income	153,976	104
TOTAL SHAREHOLDERS’ EQUITY	41,289,675	3,848,205
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 60,240,843	$ 7,100,567